Schedule of Deferred Tax Asset (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Common Stock Warrants
Net operating loss carry forwards	$ 1,950,000	$ 1,535,000
Net deferred tax assets before valuation allowance	1,950,000	1,535,000
Less: Valuation allowance	(1,950,000)	(1,535,000)
Net deferred tax assets